RELATED PARTY TRANSACTIONS - Indemnification Agreements (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2024
Related Party
Related Party Transaction [Line Items]
Indemnification agreements payments		$ 4.6
Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercise period		30 days
Private Placement Warrants | Related Party
Related Party Transaction [Line Items]
Warrant exercise period	30 days